[GRAPHIC: FAMILY]

                                                            LifeGoal Income
                                                            and Growth Portfolio

                                                            LifeGoal Balanced
                                                            Growth Portfolio

                                                            LifeGoal Growth
                                                            Portfolio


LIFEGOAL PORTFOLIOS

Semiannual report for the period
ended September 30, 1999


                                                                   Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

PRESIDENTS'
MESSAGE
                           DEAR SHAREHOLDER:

                           We're rapidly approaching the end of the year, and the end of the twentieth century. While we all look forward to the beginning of the next century, let's first take a look back at the last six months and then we'll discuss how Nations Funds is positioned as we head into the year 2000.

                           RIDING THE WAVES IN THE U.S.

                           The last six months offered a snapshot of what we often refer to as market volatility. And when we say market volatility, we mean the ups and downs of the U.S. stock market. Basically, what went up in the second quarter of the year fell right back down in the third quarter. During the spring, we witnessed another Dow Jones Industrial Average* milestone -- crossing the 11,000 mark -- and we saw a broadening in the stock market, as value stocks and small-company stocks came back into favor. This was a change from the past few years where rallies have been led by a narrow group of large-company stocks.

                           However, strong economic growth -- combined with continued low inflation and low unemployment -- caused the Federal Reserve Board to raise interest rates twice by a total of 0.50%. These rate hikes (on June 30 and August 24) caused the markets to resemble the rough surf of the Atlantic during one of our many hurricanes this past summer. (In fact, Hurricane Floyd actually shut down Wall Street in mid-September with torrential rains and high winds.) At any rate, the stock market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500)**, finished the third quarter at 5.36% (year-to-date through September 30, 1999), 10% off its August high, with the average stock in the S&P 500 off 20% from its high.

                           A BRIGHTER PICTURE OVERSEAS

                           International stock markets performed well in the second quarter and actually outperformed the U.S. for the first time in a number of years. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 4.4% in the third quarter. A resurgent Japanese economy helped to push international equity markets higher.

                           This is yet another example of the importance of diversification. Investors investing exclusively in the U.S. could miss out on opportunities overseas. One way to ensure that your portfolio is properly diversified is to seek the professional advice of an investment professional. An investment professional can help explain the additional risks involved in international investing, as well as educate you on the potential rewards that have historically come from a diversified portfolio including international investments.

                            * The Dow Jones Industrial Average is a
                              price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                           ** The Standard & Poor's 500 Composite Stock Price
                              Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE continued...

                           STAY THE COURSE

                           While the ride has been bumpy over the last six months, we believe the best course of action for an investor is to stay focused on your long-term goals and remain invested. We understand that Y2K has been on investors' minds for quite some time now. As most Americans have come to realize, substantial efforts have been made by companies in the U.S. and abroad to try to ensure that the Y2K problem will be avoided. Regardless, Y2K will come and go and those investors that stick to their long-term goals, as history has shown, stand a better chance of attaining them.

                           WHAT'S NEW AT NATIONS FUNDS

                           We've made some great strides during the past six months and are poised to make Nations Funds a stronger presence in the mutual fund industry in the new year. We completed the largest merger in mutual fund history on May 21 when we combined Pacific Horizon Funds with Nations Funds. Combining these two entities provides you with more investment choices and a broader range of investment expertise. This is part of our ongoing commitment to providing you with the best products and services, and helping you pursue a lifetime of financial goals.

                           In fact, our selection of mutual funds continued to grow as we introduced Nations Strategic Equity Fund, a large-company stock fund managed for tax efficiency, on August 1. This fund is managed by Bank of America Investment Management -- a Nations Funds Manager of Distinction(SM).

                           We look forward to the opportunities ahead of us in the new year and to making your investment experience with Nations Funds a successful one. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

                           September 30, 1999

Table
of
contents

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                         - Nations LifeGoal Income and Growth Portfolio              3
                                         - Nations LifeGoal Balanced Growth Portfolio                4
                                         - Nations LifeGoal Growth Portfolio                         5
                                     Statements of operations                                        6
                                     Statements of changes in net assets                             7
                                     Schedules of capital stock activity                             8
                                     Financial highlights                                           12
                                     Notes to financial statements                                  18

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [Dalbar Logo]
                                           RECOGNIZED FOR
                                           OUTSTANDING                  DALBAR, Inc., is a well-respected research firm
                                           CUSTOMER SERVICE             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS

LOWER
RISK/
REWARD
POTENTIAL

MONEY
MARKET
FUNDS

Nations Prime Fund
Nations Government
Money Market Fund
Nations Treasury Fund
Nations Tax Exempt
Fund

FIXED
INCOME
FUNDS

INCOME FUNDS
Nations Diversified
Income Fund
Nations U.S. Government
Bond Fund
Nations Strategic
Fixed Income Fund
Nations Intermediate
Bond Fund
Nations Government
Securities Fund
Nations Short-
Intermediate
Government Fund
Nations Short-Term
Income Fund

TAX-EXEMPT
INCOME FUNDS

Nations Municipal
Income Fund
Nations State-Specific
Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate
Municipal Bond Fund
Nations State-Specific
Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term
Municipal Income Fund

DOMESTIC
EQUITY
FUNDS

GROWTH FUNDS

Nations Small Company
Growth Fund
Nations Emerging
Growth Fund
Nations Marsico
Focused Equities Fund
Nations Disciplined
Equity Fund
Nations Capital
Growth Fund
Nations Strategic
Equity Fund
Nations Blue Chip Fund

GROWTH AND
INCOME FUNDS

Nations Marsico Growth
& Income Fund
Nations Equity
Income Fund
Nations Value Fund
Nations Asset
Allocation Fund
Nations Balanced
Assets Fund
Nations Capital
Income Fund

INTERNATIONAL
FUNDS

Nations Emerging
Markets Fund
Nations International
Growth Fund
Nations International
Equity Fund
Nations International
Value Fund

HIGHER
RISK/
REWARD
POTENTIAL

INDEX FUNDS

Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed SmallCap Value Index Fund
Nations Managed Value Index Fund

ASSET ALLOCATION PORTFOLIOS

Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations LifeGoal Income and Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
----------------------------------------------------------
           INVESTMENT COMPANY SECURITIES -- 100.4%
  24,514   Nations Disciplined Equity Fund.....    $   536
  40,714   Nations International Value Fund....        664
  58,014   Nations Managed Index Fund..........      1,116
 703,898   Nations Short-Intermediate
             Government Fund...................      2,816
 651,588   Nations Short-Term Income Fund......      6,280
                                                   -------
           TOTAL INVESTMENTS
           (Cost $11,497*)..............  100.4%    11,412
                                                   -------
           OTHER ASSETS AND
             LIABILITIES (NET)..........   (0.4)%
           Dividends receivable................    $    46
           Payable for Fund shares redeemed....         (3)
           Investment advisory fee payable.....         (8)
           Shareholder servicing and
             distribution fees payable.........        (59)
           Due to custodian....................        (11)
           Distributions payable...............        (13)
                                                   -------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET).................        (48)
                                                   -------
           NET ASSETS...................  100.0%   $11,364
                                                   =======
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income............................    $    42
           Accumulated net realized gain on
             investments sold..................         84
           Net unrealized depreciation of
             investments.......................        (85)
           Paid-in capital.....................     11,323
                                                   -------
           NET ASSETS..........................    $11,364
                                                   =======


                                                    VALUE
----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($4,927,574 / 465,082 shares
             outstanding)......................     $10.60
                                                   =======
           INVESTOR A SHARES:
           Net asset value and redemption price
             per share ($796,527 / 74,812
             shares outstanding)...............     $10.65
                                                   =======
           Maximum sales charge................      5.75%
           Maximum offering price per share....     $11.30
           INVESTOR B SHARES:
           Net asset value and offering price
             per share+ ($5,171,327 / 485,350
             shares outstanding)...............     $10.65
                                                   =======
           INVESTOR C SHARES:
           Net asset value and offering price
             per share+ ($468,922 / 44,099
             shares outstanding)...............     $10.63
                                                   =======

---------------

* Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $97 and gross depreciation of $182 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $11,497.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LifeGoal Balanced Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
          INVESTMENT COMPANY SECURITIES -- 100.5%
104,097   Nations Disciplined Equity Fund........   $ 2,275
474,493   Nations Diversified Income Fund........     4,641
170,631   Nations International Value Fund.......     2,783
184,379   Nations Managed Index Fund.............     3,546
211,164   Nations Small Company Growth Fund......     2,865
862,090   Nations Strategic Fixed Income Fund....     8,215
                                                    -------
          TOTAL INVESTMENTS
            (Cost $24,274*)...............  100.5%   24,325
                                                    -------
          OTHER ASSETS AND
            LIABILITIES (NET).............   (0.5)%
          Receivable for Fund shares sold........   $     4
          Dividends receivable...................        69
          Payable for Fund shares redeemed.......       (30)
          Investment advisory fee payable........       (16)
          Shareholder servicing and distribution
            fees payable.........................      (120)
          Due to custodian.......................        (4)
          Distributions payable..................       (15)
                                                    -------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................      (112)
                                                    -------
          NET ASSETS......................  100.0%  $24,213
                                                    =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $   185
          Accumulated net realized loss on
            investments sold.....................       (49)
          Net unrealized appreciation of
            investments..........................        51
          Paid-in capital........................    24,026
                                                    -------
          NET ASSETS.............................   $24,213
                                                    =======


                                                     VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($10,730,853 / 1,000,498 shares
            outstanding).........................    $10.73
                                                    =======
          PRIMARY B SHARES:
          Net asset value, offering and
            redemption price per share ($281,395
            / 26,187 shares outstanding).........    $10.75
                                                    =======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($2,143,002 / 199,355
            shares outstanding)..................    $10.75
                                                    =======
          Maximum sales charge...................     5.75%
          Maximum offering price per share.......    $11.41
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($9,220,488 / 857,292 shares
            outstanding).........................    $10.76
                                                    =======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($1,837,606 / 169,652 shares
            outstanding).........................    $10.83
                                                    =======

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $650 and gross depreciation of $599 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $24,274.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LifeGoal Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
           INVESTMENT COMPANY SECURITIES -- 100.7%
  77,704   Nations Disciplined Equity Fund.......   $ 1,698
 138,069   Nations Emerging Growth Fund..........     1,979
 125,570   Nations International Value Fund......     2,048
 319,858   Nations Managed Index Fund............     6,150
 154,732   Nations Small Company Growth Fund.....     2,100
 253,446   Nations Value Fund....................     4,357
                                                    -------
           TOTAL INVESTMENTS
             (Cost $17,608*)..............  100.7%   18,332
                                                    -------
           OTHER ASSETS AND LIABILITIES
             (NET)........................   (0.7)%
           Investment advisory fee payable.......   $   (13)
           Shareholder servicing and distribution
             fees payable........................      (105)
           Distributions payable.................       (11)
                                                    -------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)...............................      (129)
                                                    -------
           NET ASSETS.....................  100.0%  $18,203
                                                    =======
           NET ASSETS CONSIST OF:
           Net investment loss...................   $   (19)
           Accumulated net realized gain on
             investments sold....................       388
           Net unrealized appreciation of
             investments.........................       724
           Paid-in capital.......................    17,110
                                                    -------
           NET ASSETS............................   $18,203
                                                    =======


                                                     VALUE
-----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($6,184,663 / 502,041 shares
             outstanding)........................    $12.32
                                                    =======
           PRIMARY B SHARES:
           Net asset value, offering and
             redemption price per share ($6,766 /
             551 shares outstanding).............    $12.28
                                                    =======
           INVESTOR A SHARES:
           Net asset value and redemption price
             per share ($3,505,323 / 284,602
             shares outstanding).................    $12.32
                                                    =======
           Maximum sales charge..................     5.75%
           Maximum offering price per share......    $13.07
           INVESTOR B SHARES:
           Net asset value and offering price per
             share+ ($7,670,263 / 626,841 shares
             outstanding)........................    $12.24
                                                    =======
           INVESTOR C SHARES:
           Net asset value and offering price per
             share+ ($836,089 / 68,531 shares
             outstanding)........................    $12.20
                                                    =======

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $979 and gross depreciation of $255 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $17,608.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                                   LIFEGOAL           LIFEGOAL
                                                                  INCOME AND          BALANCED           LIFEGOAL
                                                                    GROWTH             GROWTH             GROWTH
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                -------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends...................................................    $          295     $          594     $           53
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................                15                 31                 22
Shareholder servicing and distribution fees:
  Primary B Shares..........................................                --                  1                 --*
  Investor A Shares.........................................                 1                  2                  5
  Investor B Shares.........................................                26                 47                 42
  Investor C Shares.........................................                 2                  6                  3
                                                                --------------     --------------     --------------
    Total Expenses..........................................                44                 87                 72
Fees waived by distributor..................................                --                 --*                --*
                                                                --------------     --------------     --------------
    Net expenses............................................                44                 87                 72
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................               251                507                (19)
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                22                 40                187
Capital gains distributions received........................                 6                  9                252
Net unrealized appreciation/(depreciation) of investments
  during the period.........................................              (157)                10                 77
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......              (129)                59                516
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $          122     $          566     $          497
                                                                ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                LIFEGOAL INCOME               LIFEGOAL BALANCED               LIFEGOAL GROWTH
                                             AND GROWTH PORTFOLIO             GROWTH PORTFOLIO                   PORTFOLIO
                                           -------------------------      -------------------------      ------------------------
                                          SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                             ENDED                          ENDED                          ENDED
                                            9/30/99       YEAR ENDED       9/30/99       YEAR ENDED       9/30/99       YEAR ENDED
                                          (UNAUDITED)       3/31/99      (UNAUDITED)       3/31/99      (UNAUDITED)       3/31/99
                                              --------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)...........   $       251     $       242    $       507     $       469    $       (19)    $       (27)
Net realized gain/(loss) on investments
  during the period....................            22             211             40             143            187              60
Capital gain distributions received....             6              56              9             504            252             575
Net change in unrealized appreciation/
  (depreciation) of investments during
  the period...........................          (157)             33             10            (240)            77             227
                                          -----------     -----------    -----------     -----------    -----------     -----------
Net increase/(decrease) in net assets
  resulting from operations............           122             542            566             876            497             835
Distributions to shareholders from net
  investment income:
  Primary A Shares.....................          (131)           (104)          (221)           (319)            --              --
  Primary B Shares.....................            --              --             (4)             (5)            --              --
  Investor A Shares....................           (20)            (33)           (26)            (27)            --              --
  Investor B Shares....................           (82)            (78)          (104)           (116)            --              --
  Investor C Shares....................            (8)             (2)           (23)             (3)            --              --
Distributions to shareholders in excess
  of net investment income:
  Primary A Shares.....................            --              --             --             (12)            --             (29)
  Primary B Shares.....................            --              --             --              --*            --              --
  Investor A Shares....................            --              --             --              (1)            --             (18)
  Investor B Shares....................            --              --             --              (4)            --             (10)
  Investor C Shares....................            --              --             --              --*            --              --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares.....................           (69)            (17)          (165)           (206)           (86)            (78)
  Primary B Shares.....................            --              --             (3)             (5)            --*             --
  Investor A Shares....................           (16)            (12)           (15)            (28)           (63)            (98)
  Investor B Shares....................           (64)            (45)          (112)           (214)          (151)           (335)
  Investor C Shares....................            (1)             (2)            (5)            (14)            (9)            (18)
Net increase/(decrease) in net assets
  from Portfolio share transactions....        (3,109)         12,592         (1,294)         19,424          1,309           8,463
                                          -----------     -----------    -----------     -----------    -----------     -----------
Net increase/(decrease) in net
  assets...............................        (3,378)         12,841         (1,406)         19,346          1,497           8,712
NET ASSETS:
Beginning of period....................        14,742           1,901         25,619           6,273         16,706           7,994
                                          -----------     -----------    -----------     -----------    -----------     -----------
End of period..........................   $    11,364     $    14,742    $    24,213     $    25,619    $    18,203     $    16,706
                                          ===========     ===========    ===========     ===========    ===========     ===========
Undistributed net investment income/
  (distributions in excess of net
  investment income) at end of
  period...............................   $        42     $        32    $       185     $        56    $       (19)    $        --
                                          ===========     ===========    ===========     ===========    ===========     ===========

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                 LIFEGOAL INCOME AND GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1999
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    150      $ 1,616       1,215     $12,984
  Issued as reinvestment of dividends.......................     18          189          11         114
  Redeemed..................................................   (483)      (5,236)       (489)     (5,201)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................   (315)     $(3,431)        737     $ 7,897
                                                               ====      =======       =====     =======
INVESTOR A SHARES:
  Sold......................................................     17      $   181         128     $ 1,364
  Issued as reinvestment of dividends.......................      3           35           4          42
  Redeemed..................................................    (69)        (749)        (20)       (213)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................    (49)     $  (533)        112     $ 1,193
                                                               ====      =======       =====     =======
INVESTOR B SHARES:
  Sold......................................................     95      $ 1,033         416     $ 4,427
  Issued as reinvestment of dividends.......................     11          123          10         106
  Redeemed..................................................    (62)        (677)        (98)     (1,042)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................     44      $   479         328     $ 3,491
                                                               ====      =======       =====     =======
INVESTOR C SHARES:
  Sold......................................................     36      $   386           4     $    45
  Issued as reinvestment of dividends.......................      1           10          --*          3
  Redeemed..................................................     (2)         (20)         (3)        (37)
                                                               ----      -------       -----     -------
  Net increase/(decrease)...................................     35      $   376           1     $    11
                                                               ====      =======       =====     =======
  Total net increase/(decrease).............................   (285)     $(3,109)      1,178     $12,592
                                                               ====      =======       =====     =======

---------------

* Amount represents less than $500 or 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                   LIFEGOAL BALANCED GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1999
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    287       $ 3,127      2,353       $25,445
  Issued as reinvestment of dividends.......................     34           374         51           535
  Redeemed..................................................   (695)       (7,612)     (1,039)     (11,171)
                                                               ----       -------      ------      -------
  Net increase/(decrease)...................................   (374)      $(4,111)     1,365       $14,809
                                                               ====       =======      ======      =======
PRIMARY B SHARES:
  Sold......................................................     --*      $    --*        22       $   243
  Issued as reinvestment of dividends.......................      1             7          1            10
  Redeemed..................................................     --            --         --            --
                                                               ----       -------      ------      -------
  Net increase/(decrease)...................................      1       $     7         23       $   253
                                                               ====       =======      ======      =======
INVESTOR A SHARES:
  Sold......................................................     88       $   957        114       $ 1,232
  Issued as reinvestment of dividends.......................      4            42          5            56
  Redeemed..................................................    (13)         (142)       (43)         (444)
                                                               ----       -------      ------      -------
  Net increase/(decrease)...................................     79       $   857         76       $   844
                                                               ====       =======      ======      =======
INVESTOR B SHARES:
  Sold......................................................    127       $ 1,381        592       $ 6,244
  Issued as reinvestment of dividends.......................     19           203         30           321
  Redeemed..................................................   (113)       (1,230)      (248)       (2,584)
                                                               ----       -------      ------      -------
  Net increase/(decrease)...................................     33       $   354        374       $ 3,981
                                                               ====       =======      ======      =======
INVESTOR C SHARES:
  Sold......................................................    145       $ 1,596         25       $   273
  Issued as reinvestment of dividends.......................      2            27          1            16
  Redeemed..................................................     (2)          (24)       (69)         (752)
                                                               ----       -------      ------      -------
  Net increase/(decrease)...................................    145       $ 1,599        (43)      $  (463)
                                                               ====       =======      ======      =======
  Total net increase/(decrease).............................   (116)      $(1,294)     1,795       $19,424
                                                               ====       =======      ======      =======

---------------

* Amount represents less than $500 or 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                       LIFEGOAL GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1999
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    251       $ 3,190        929       $10,881
  Issued as reinvestment of dividends.......................      7            84         10           110
  Redeemed..................................................   (109)       (1,415)      (609)       (7,166)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................    149       $ 1,859        330       $ 3,825
                                                               ====       =======       ====       =======
PRIMARY B SHARES:
  Sold......................................................     --*      $    --*        --       $    --
  Issued as reinvestment of dividends.......................     --            --         --*           --*
  Redeemed..................................................     --            --         --            --
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     --*      $    --*        --       $    --
                                                               ====       =======       ====       =======
INVESTOR A SHARES:
  Sold......................................................     26       $   336        213       $ 2,362
  Issued as reinvestment of dividends.......................      5            63         10           113
  Redeemed..................................................    (27)         (340)       (65)         (746)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................      4       $    59        158       $ 1,729
                                                               ====       =======       ====       =======
INVESTOR B SHARES:
  Sold......................................................     37       $   470        354       $ 4,096
  Issued as reinvestment of dividends.......................     11           141         28           333
  Redeemed..................................................   (125)       (1,588)      (146)       (1,652)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................    (77)      $  (977)       236       $ 2,777
                                                               ====       =======       ====       =======
INVESTOR C SHARES:
  Sold......................................................     40       $   501         20       $   226
  Issued as reinvestment of dividends.......................      1             9          2            19
  Redeemed..................................................    (11)         (142)       (10)         (113)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     30       $   368         12       $   132
                                                               ====       =======       ====       =======
  Total net increase/(decrease).............................    106       $ 1,309        736       $ 8,463
                                                               ====       =======       ====       =======

---------------

* Amount represents less than $500 or 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [This page intentionally left blank.]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                (DECREASE) IN
                                NET ASSET                      NET REALIZED       NET ASSETS      DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.86          $0.24            $(0.12)           $0.12            $(0.24)               --
Year ended 3/31/1999........      10.70           0.35              0.37             0.72             (0.36)               --
Year ended 3/31/1998(a).....       9.97           0.43              0.89             1.32             (0.40)           $(0.12)
Period ended 3/31/1997*.....      10.03           0.32             (0.06)            0.26             (0.32)               --
INVESTOR A SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.89          $0.24            $(0.11)           $0.13            $(0.23)               --
Year ended 3/31/1999........      10.71           0.36              0.35             0.71             (0.33)               --
Year ended 3/31/1998(a).....       9.97           0.41              0.89             1.30             (0.38)           $(0.11)
Period ended 3/31/1997*.....      10.03           0.31             (0.06)            0.25             (0.31)               --
INVESTOR B SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.89          $0.20            $(0.11)           $0.09            $(0.19)               --
Year ended 3/31/1999........      10.70           0.28              0.35             0.63             (0.24)               --
Period ended
  3/31/1998(a)**............      10.51           0.19              0.36             0.55             (0.22)           $(0.07)
INVESTOR C SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.90          $0.19            $(0.12)           $0.07            $(0.20)               --
Year ended 3/31/1999........      10.70           0.31              0.31             0.62             (0.22)               --
Year ended 3/31/1998(a).....       9.97           0.36              0.89             1.25             (0.35)           $(0.10)
Period ended 3/31/1997*.....      10.03           0.31             (0.06)            0.25             (0.31)               --

---------------

   * LifeGoal Income and Growth Portfolio Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

  ** LifeGoal Income and Growth Portfolio Investor B Shares commenced investment operations on August 7, 1997.

   + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 +++ The Portfolio's expenses do not include the expenses of the underlying funds.

 (a) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         RATIO OF        RATIO OF
DISTRIBUTIONS                                              NET ASSETS    OPERATING    NET INVESTMENT
  FROM NET                        NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO
  REALIZED          TOTAL           VALUE        TOTAL       PERIOD     AVERAGE NET      AVERAGE       TURNOVER
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       ASSETS+++      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
   $ (0.14)        $(0.38)         $10.60         1.12%      $4,928        0.25%+          4.76%+          24%
     (0.20)         (0.56)          10.86         6.98        8,489        0.25            3.99           107
     (0.07)         (0.59)          10.70        13.56          476        0.25            4.17            64
        --          (0.32)           9.97         2.59          223       0.25+           6.34+             2
   $ (0.14)        $(0.37)         $10.65         1.17%      $  796        0.50%+          4.51%+          24%
     (0.20)         (0.53)          10.89         6.92        1,347        0.50            3.74           107
     (0.07)         (0.56)          10.71        13.38          126        0.50            3.92            64
        --          (0.31)           9.97         2.54          131       0.50+           6.09+             2
   $ (0.14)        $(0.33)         $10.65         0.81%      $5,171        1.25%+          3.76%+          24%
     (0.20)         (0.44)          10.89         6.16        4,806        1.25            2.99           107
     (0.07)         (0.36)          10.70         5.33        1,212       1.25+           3.17+            64
   $ (0.14)        $(0.34)         $10.63         0.70%      $  469        1.25%+          3.76%+          24%
     (0.20)         (0.42)          10.90         6.02          100        1.25            2.99           107
     (0.07)         (0.52)          10.70        12.83           87        1.09            3.33            64
        --          (0.31)           9.97         2.54            1       0.75+           5.84+             2

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                (DECREASE) IN
                                NET ASSET                      NET REALIZED       NET ASSETS      DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL BALANCED GROWTH
PORTFOLIO
PRIMARY A SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.80          $0.24                --            $0.24            $(0.18)               --
Year ended 3/31/1999........      10.92           0.26            $ 0.23             0.49             (0.28)               --
Year ended 3/31/1998(a).....       9.95           0.33              1.74             2.07             (0.28)           $(0.32)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)            0.09             (0.19)               --
PRIMARY B SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.82          $0.22            $(0.01)           $0.21            $(0.15)               --
Year ended 3/31/1999........      10.94           0.23              0.20             0.43             (0.22)               --
Period ended
  3/31/1998(a)**............      10.95           0.16              0.77             0.93             (0.20)           $(0.24)
INVESTOR A SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.82          $0.22            $ 0.01            $0.23            $(0.17)               --
Year ended 3/31/1999........      10.94           0.25              0.21             0.46             (0.25)               --
Year ended 3/31/1998(a).....       9.95           0.28              1.79             2.07             (0.27)           $(0.31)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)            0.09             (0.19)               --
INVESTOR B SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.82          $0.19            $ 0.01            $0.20            $(0.13)               --
Year ended 3/31/1999........      10.92           0.17              0.22             0.39             (0.16)               --
Period ended
  3/31/1998(a)**............      10.88           0.11              0.87             0.98             (0.20)           $(0.24)
INVESTOR C SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $10.92          $0.16            $ 0.02            $0.18            $(0.14)               --
Year ended 3/31/1999........      10.92           0.20              0.26             0.46             (0.13)               --
Year ended 3/31/1998(a).....       9.95           0.23              1.78             2.01             (0.25)           $(0.29)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)            0.09             (0.19)               --

---------------

   * LifeGoal Balanced Growth Portfolio Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

  ** LifeGoal Balanced Growth Portfolio Primary B and Investor B Shares commenced investment operations on August 4, 1997 and August 13, 1997, respectively.

   + Annualized.

  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 +++ The Portfolio's expenses do not include the expenses of the underlying funds.

  (a) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVER
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                          RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                                              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                        NET ASSET                  END OF      EXPENSES TO      INCOME TO      PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL           VALUE        TOTAL       PERIOD      AVERAGE NET       AVERAGE       TURNOVER        AVERAGE
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS+++       NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   $(0.13)         $(0.31)         $10.73         2.24%     $10,731         0.25%+           4.66%+          27%          0.25%+
    (0.33)          (0.61)          10.80         4.77       14,844         0.25             2.77           121             --
    (0.50)          (1.10)          10.92        21.74          103         0.25             2.87            94             --
       --           (0.19)           9.95         0.90        2,114         0.25+            3.94+            1             --
   $(0.13)         $(0.28)         $10.75         1.96%     $   281         0.75%+           4.16%+          27%          0.85%+
    (0.33)          (0.55)          10.82         4.15          276         0.75             2.27           121             --
    (0.50)          (0.94)          10.94         9.24           26         0.75+            2.37+           94             --
   $(0.13)         $(0.30)         $10.75         2.10%     $ 2,143         0.50%+           4.41%+          27%          0.50%+
    (0.33)          (0.58)          10.82         4.44        1,308         0.50             2.52           121             --
    (0.50)          (1.08)          10.94        21.76          489         0.50             2.62            94             --
       --           (0.19)           9.95         0.86           94         0.50+            3.69+            1             --
   $(0.13)         $(0.26)         $10.76         1.81%     $ 9,220         1.25%+           3.66%+          27%          1.25%+
    (0.33)          (0.49)          10.82         3.78        8,925         1.25             1.77           121             --
    (0.50)          (0.94)          10.92         9.70        4,917         1.25+            1.87+           94             --
   $(0.13)         $(0.27)         $10.83         1.69%     $ 1,838         1.25%+           3.66%+          27%          1.25%+
    (0.33)          (0.46)          10.92         4.43          266         1.25             1.77           121             --
    (0.50)          (1.04)          10.92        21.10          737         1.09             2.03            94             --
       --           (0.19)           9.95         0.85           18         0.75+            3.44+            1             --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                  (DECREASE)
                                NET ASSET                      NET REALIZED     IN NET ASSETS     DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $12.15         $ 0.19            $0.21             $0.40                --                --
Year ended 3/31/1999........      12.49           0.04             0.31              0.35                --            $(0.09)
Year ended 3/31/1998(a).....      10.15           0.08             2.87              2.95            $(0.01)            (0.39)
Period ended 3/31/1997*.....      10.06           0.12             0.09              0.21             (0.12)               --
PRIMARY B SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $12.14         $ 0.17            $0.21             $0.38                --                --
Year ended 3/31/1999........      12.49           0.00             0.30              0.30                --            $(0.05)
Period ended
  3/31/1998(a)**............      12.25           0.01             0.70              0.71            $(0.01)            (0.25)
INVESTOR A SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $12.16         $ 0.19            $0.20             $0.39                --                --
Year ended 3/31/1999........      12.50           0.04             0.30              0.34                --            $(0.08)
Year ended 3/31/1998(a).....      10.15           0.05             2.89              2.94            $(0.01)            (0.37)
Period ended 3/31/1997*.....      10.06           0.12             0.09              0.21             (0.12)               --
INVESTOR B SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $12.13         $ 0.15            $0.19             $0.34                --                --
Year ended 3/31/1999........      12.49          (0.06)            0.31              0.25                --            $(0.01)
Period ended
  3/31/1998(a)**............      11.98          (0.02)            0.99              0.97            $(0.01)            (0.24)
INVESTOR C SHARES
Six months ended
  9/30/1999(a)
  (unaudited)...............     $12.09         $ 0.10            $0.24             $0.34                --                --
Year ended 3/31/1999........      12.46          (0.05)            0.30              0.25                --            $(0.02)
Year ended 3/31/1998(a).....      10.15          (0.02)            2.89              2.87            $(0.01)            (0.34)
Period ended 3/31/1997*.....      10.06           0.11             0.09              0.20             (0.11)               --

---------------
  * LifeGoal Growth Portfolio Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 ** LifeGoal Growth Portfolio Primary B and Investor B Shares commenced investment operations on September 19, 1997 and August 12, 1997, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

 (a) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVER
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   --------------
                                                                         RATIO OF        RATIO OF                     RATIO OF
DISTRIBUTIONS                                              NET ASSETS    OPERATING    NET INVESTMENT                 OPERATING
  FROM NET                        NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO    EXPENSES TO
  REALIZED          TOTAL           VALUE        TOTAL       PERIOD     AVERAGE NET      AVERAGE       TURNOVER       AVERAGE
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       ASSETS+++      NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
   $(0.23)         $(0.23)         $12.32         3.22%      $6,185        0.25%+          3.07%+          16%          0.25%+
    (0.60)          (0.69)          12.15         3.04        4,291        0.25            0.46           159             --
    (0.21)          (0.61)          12.49        29.80          289        0.25            0.65            69             --
       --           (0.12)          10.15         2.10          929        0.25+           1.11+           25             --
   $(0.23)         $(0.23)         $12.28         2.97%      $    7        0.75%+          2.57%+          16%          0.85%+
    (0.60)          (0.65)          12.14         2.58            7        0.75           (0.04)          159             --
    (0.21)          (0.47)          12.49         6.24            6        0.75+           0.15+           69             --
   $(0.23)         $(0.23)         $12.32         3.13%      $3,505        0.50%+          2.82%+          16%          0.50%+
    (0.60)          (0.68)          12.16         2.87        3,404        0.50            0.21           159             --
    (0.21)          (0.59)          12.50        29.68        1,526        0.50            0.40            69             --
       --           (0.12)          10.15         2.05          681        0.50+           0.86+           25             --
   $(0.23)         $(0.23)         $12.24         2.72%      $7,670        1.25%+          2.07%+          16%          1.25%+
    (0.60)          (0.61)          12.13         2.14        8,531        1.25           (0.54)          159             --
    (0.21)          (0.46)          12.49         8.55        5,829        1.25+          (0.35)+          69             --
   $(0.23)         $(0.23)         $12.20         2.73%      $  836        1.25%+          2.07%+          16%          1.25%+
    (0.60)          (0.62)          12.09         2.07          473        1.25           (0.54)          159             --
    (0.21)          (0.56)          12.46        28.89          342        1.09           (0.19)           69             --
       --           (0.11)          10.15         2.01           82        0.75+           0.61+           25             --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations LifeGoal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company offers three Portfolios: LifeGoal Income and Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Growth Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in other mutual funds (the "Underlying Funds") distributed by Stephens Inc. ("Stephens") and advised by Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc Advisors, Inc.). The Portfolios offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. LifeGoal Balanced Growth Portfolio and LifeGoal Growth Portfolio also offer Primary B Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

On October 15, 1996, the Company commenced the sale of its shares to the public. On October 2, 1996, Stephens, the Company's distributor, made an initial capital investment into each Portfolio, which was in turn invested into the Underlying Funds. The operating results from October 2, 1996 through October 14, 1996 are reflected in the beginning net asset value reported in the Financial highlights.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities Valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Securities Transactions and Investment Income: Securities transactions are accounted for on the trade date. Realized gains and losses are computed based on the specific identification of securities sold. Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Portfolio to declare and pay dividends from net investment income each calendar quarter. Each Portfolio will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Federal Income Tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Company are allocated to the relevant Portfolios based upon relative net assets or other expense allocation methodologies determined by the nature of the expense in accordance with generally accepted accounting principles. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Company, on behalf of the Portfolios, has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BAAI, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Portfolios. Under the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the annual rate of 0.25% of each Portfolio's average daily net assets and has agreed to bear any and all fees and expenses of the Portfolios (other than the investment advisory fee payable under the Investment Advisory Agreement, taxes, brokerage fees

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees).

The Company, on behalf of the Portfolios, has entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a fee from BAAI at the annual rate of 0.05% of each Portfolio's average daily net assets.

Stephens and BAAI serve as co-administrators of the Company. The Bank of New York ("BNY") serves as sub-administrator of the Company pursuant to an agreement with BAAI. Stephens and BAAI receive no compensation for their services as co-administrators from the Portfolios. Bank of America serves as custodian of the Company's assets.

First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Portfolios' shares. Bank of America serves as sub-transfer agent for the Portfolios' Primary A and Primary B Shares.

BAAI may, from time to time, voluntarily reduce its fee payable by each Portfolio. For the six months ended September 30, 1999, BAAI did not waive any fees.

As noted, Stephens serves as distributor of the Portfolios' shares. For the six months ended September 30, 1999, the Portfolios were informed that the distributor received $558,866 in front end sales charges for sales of Investor A Shares and $62,746 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America and BAAI.

Effective July 1, 1999, the Board of Directors of the Company, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, the Company and Nations Master Investment Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Boards receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Company paid each unaffiliated Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Company also reimbursed expenses incurred by each unaffiliated Director in attending such meetings.

A significant portion of each Portfolio's Primary A Shares represents investments by fiduciary accounts of which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Company has adopted a shareholder administration plan ("Administration Plan") for Primary B Shares of each Portfolio and shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Portfolio. The Administration Plan permits the Portfolios to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Directors and are charged as expenses of each Portfolio directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

At September 30, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT     PLAN
                                        RATE      LIMITS
                                       -----------------
Primary B Shareholder Administration
  Plan...............................   0.50%     0.60%
Investor A Combined Shareholder
Servicing and Distribution Plan......   0.25%     0.25%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%     0.25%
Investor B and Investor C
  Distribution Plans.................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30,1999 were as follows:

                                     PURCHASES    SALES
                                       (000)      (000)
                                     -------------------
Income and Growth..................   $2,924      $6,162
Balanced Growth....................    6,996       8,311
Growth.............................    4,179       2,972

5.  CAPITAL STOCK

At September 30, 1999, 1,200,000,000 shares of $.001 par value capital stock were authorized for the Company. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  RISK FACTORS OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until BAAI determines that it is appropriate to dispose of such securities.

The Officers and Directors of the Company also serve as Officers and Trustees/Directors of the Underlying Funds. In addition, BAAI and TradeStreet are wholly-owned subsidiaries of Bank of America. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds a Portfolio invests in may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by BAAI. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. BAAI, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. BAAI may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

                                    P.O. Box 34602
                                    Charlotte, NC  28234-4602
                                    Toll free 1.800.982.2271


Nations Funds








SAR6 991407 (9/99)